Trading properties (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Beginning	$ 10,773,000,000	$ 12,584,000,000	$ 22,086,000,000
Additions	805,000,000	3,345,000,000
Capitalized finance costs	469,000,000	168,000,000	354,000,000
Currency translation adjustment	(694,000,000)	1,320,000,000
Transfers	$ 0	$ 322,000,000
Desconsolidation	7,690	233
Disposals	$ (1,436,000,000)	$ (6,705,000,000)
Ending	1,758,000,000	10,773,000,000	12,584,000,000
Properties Under Development [Member]
Statement [Line Items]
Beginning	1,244,000,000	3,593,000,000
Additions	408,000,000	2,463,000,000
Capitalized finance costs		140,000,000
Currency translation adjustment	(125,000,000)	50,000,000
Transfers	$ (194,000,000)	$ (1,487,000,000)
Desconsolidation	142	233
Disposals	$ (390,000,000)	$ (3,282,000,000)
Ending	801,000,000	1,244,000,000	3,593,000,000
Completed Properties [Member]
Statement [Line Items]
Beginning	3,040,000,000	4,034,000,000
Additions	0	36,000,000
Capitalized finance costs		0
Currency translation adjustment	(194,000,000)	454,000,000
Transfers	$ 194,000,000	$ 1,859,000,000
Desconsolidation	2,128	0
Disposals	$ (790,000,000)	$ (3,343,000,000)
Ending	122,000,000	3,040,000,000	4,034,000,000
Undeveloped Properties [Member]
Statement [Line Items]
Beginning	6,489,000,000	4,957,000,000
Additions	397,000,000	846,000,000
Capitalized finance costs		0
Currency translation adjustment	(375,000,000)	816,000,000
Transfers	$ 0	$ (50,000,000)
Desconsolidation	5,420	0
Disposals	$ (256,000,000)	$ (80,000,000)
Ending	$ 835,000,000	$ 6,489,000,000	$ 4,957,000,000